Debt - Narrative (Details)																		1 Months Ended	3 Months Ended					12 Months Ended
	Dec. 30, 2022 USD ($)	Oct. 17, 2022 USD ($) $ / shares shares	Sep. 09, 2022 USD ($) $ / shares shares	Aug. 04, 2022 USD ($) $ / shares shares	Jul. 22, 2022 USD ($)	Jul. 11, 2022 USD ($) $ / shares shares	Jul. 01, 2022 USD ($) $ / shares shares	May 31, 2022 USD ($) $ / shares shares	May 17, 2022 USD ($) $ / shares shares	Mar. 16, 2022 USD ($)	Mar. 15, 2022 USD ($) $ / shares shares	Feb. 18, 2022 USD ($) $ / shares shares	Feb. 01, 2022 USD ($) $ / shares shares	Jul. 01, 2021 USD ($) $ / shares shares	Feb. 11, 2021 USD ($) $ / shares shares	Sep. 17, 2020	Mar. 18, 2020 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Sep. 30, 2022 shares	Jun. 30, 2022 shares	Mar. 31, 2022 shares	Sep. 30, 2021 shares	Mar. 31, 2021 shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 22, 2022 USD ($)	Nov. 29, 2022 USD ($)	Oct. 26, 2022 USD ($)	Sep. 21, 2022 USD ($)	Aug. 17, 2022 USD ($)	Mar. 22, 2022 USD ($)	Jan. 18, 2022 USD ($)	Oct. 29, 2021 USD ($)	Jun. 30, 2021 $ / shares
Debt Instrument [Line Items]
Interest expense																								$ 1,100,000	$ 700,000
Amortization of debt discount																								489,000	$ 224,000
Interest rate																	10.00%
Note principal and interest exchanged for common shares																	$ 6,500,000
Original issue discount																	1,500,000
Debt discount																	$ 20,000.00
Accrued monitoring fee																		$ 300,000						$ 300,000
Common shares issued for extinguishment of debt (in shares) | shares																			111,585	35,062	57,472	11,696	11,919
Common stock, par value (in usd per share) | $ / shares																		$ 0.001						$ 0.001	$ 0.001									$ 0.001
Notes extension fee, percentage										2.00%
Notes extension fee										$ 60,000.00
Game Your Game Note Purchase Agreement
Debt Instrument [Line Items]
Interest rate																		8.00%						8.00%
Debt, initial aggregate principal amount																										$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 200,000	$ 200,000
Promissory note, outstanding																		$ 1,100,000						$ 1,100,000
March 2020 10% Note
Debt Instrument [Line Items]
Interest rate																	10.00%
Payment to be made in proportion to outstanding balance, percentage																	1.15
Default interest rate																	22.00%
Exchange Agreement
Debt Instrument [Line Items]
Aggregate principal amount of note														$ 1,000,000	$ 1,500,000
Notes reduction															$ 1,500,000
Common shares issued for extinguishment of debt (in shares) | shares														11,696
Common stock, par value (in usd per share) | $ / shares														$ 85.50
Loss on extinguishment of debt		$ 0	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0											$ (30,000.00)
July 2022 Note Purchase Agreement and Promissory Note
Debt Instrument [Line Items]
Interest rate																5.00%
Short-term Debt
Debt Instrument [Line Items]
Amortization of debt discount																								$ 500,000	$ 200,000
March 2020 10% Note
Debt Instrument [Line Items]
Interest rate		10.00%	10.00%							10.00%							10.00%	10.00%						10.00%
Debt instrument, term																6 months	12 months
Debt instrument redemption price percent																	33.00%
Aggregate purchase price																	$ 5,000,000.0
Debt instrument, redemption term																	6 months
Monthly redemption, period due after notice is received																	5 days
Exchange Agreement
Debt Instrument [Line Items]
Aggregate principal amount of note		$ 400,000	$ 200,000	300,000		400,000	400,000	300,000	300,000		$ 700,000	400,000	500,000
Notes reduction		$ 400,000	$ 200,000	$ 300,000		$ 400,000	$ 400,000	$ 300,000	$ 300,000			$ 400,000	$ 500,000
Common shares issued for extinguishment of debt (in shares) | shares		83,682	19,871	25,691		33,949	32,074	19,806	15,256		28,698	12,885	15,889		11,919
Common stock, par value (in usd per share) | $ / shares		$ 4.78	$ 10.07	$ 11.68		$ 11.78	$ 10.91	$ 12.75	$ 16.50		$ 22.65	$ 27.17	$ 31.47		$ 125.85
Initial Principal Amount | Streeterville Capital, LLC | Unsecured Debt
Debt Instrument [Line Items]
Interest rate					10.00%													10.00%						10.00%
Debt instrument, term	12 months				12 months
Debt instrument redemption price percent					33.00%
Debt instrument, redemption term					6 months													6 months
Debt, initial aggregate principal amount	$ 8,400,000				$ 6,500,000
Debt instrument, fee amount	20,000.00				20,000.00
Debt instrument, discount	1,900,000				1,500,000
Payment for note purchase agreement	$ 6,500,000				$ 5,000,000
July 2022 Note Purchase Agreement and Promissory Note
Debt Instrument [Line Items]
Interest rate					10.00%
Payment to be made in proportion to outstanding balance, percentage					1.15
Debt instrument, redemption term					6 months
Default interest rate					22.00%
December 2022 Note Purchase Agreement and Promissory Note
Debt Instrument [Line Items]
Payment to be made in proportion to outstanding balance, percentage																		1.15
Default interest rate																		22.00%						22.00%
December 2022 Note Purchase Agreement and Promissory Note | Streeterville Capital, LLC | Unsecured Debt
Debt Instrument [Line Items]
Debt instrument redemption price percent					16.70%